SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2025
Operating Segments [Abstract]
Summary of financial information by segment

	Total attributable to Brookfield Infrastructure
FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2025 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$676	$618	$385	$266	$—	$1,945	$(478)	$3,962	$5,429
Costs attributed to revenues(2)	(358)	(210)	(146)	(85)	—	(799)	132	(2,387)	(3,054)
General and administrative expenses	—	—	—	—	(108)	(108)	—	—	(108)
Other (expense) income	(28)	(11)	(4)	6	51	14	7	(130)	(109)
Interest expense	(103)	(93)	(78)	(74)	(66)	(414)	91	(586)	(909)
FFO	187	304	157	113	(123)	638
Depreciation and amortization expense						(421)	114	(634)	(941)
Deferred taxes						29	(19)	34	44
Mark-to-market and other						(177)	177	(88)	(88)
Share of (losses) earnings from associates						—	(24)	12	(12)
Net income attributable to non-controlling interest						—	—	(183)	(183)
Net income attributable to partnership(3)						$69	$—	$—	$69

	Total attributable to Brookfield Infrastructure
FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2024 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$658	$650	$389	$213	$—	$1,910	$(511)	$3,739	$5,138
Costs attributed to revenues(2)	(351)	(225)	(162)	(74)	—	(812)	153	(2,334)	(2,993)
General and administrative expenses	—	—	—	—	(92)	(92)	—	—	(92)
Other (expense) income	(30)	(6)	(1)	1	48	12	14	(82)	(56)
Interest expense	(97)	(100)	(83)	(62)	(68)	(410)	99	(515)	(826)
FFO	180	319	143	78	(112)	608
Depreciation and amortization expense						(411)	118	(589)	(882)
Deferred taxes						(2)	(12)	65	51
Mark-to-market and other						(187)	44	(108)	(251)
Share of earnings from associates						—	95	—	95
Net income attributable to non-controlling interest						—	—	(176)	(176)
Net income attributable to partnership(3)						$8	$—	$—	$8

	Total attributable to Brookfield Infrastructure
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2025 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$1,360	$1,199	$810	$512	$—	$3,881	$(946)	$7,886	$10,821
Costs attributed to revenues(2)	(718)	(396)	(307)	(165)	—	(1,586)	257	(4,729)	(6,058)
General and administrative expenses	—	—	—	—	(205)	(205)	—	—	(205)
Other (expense) income	(62)	(17)	(12)	12	108	29	17	(228)	(182)
Interest expense	(201)	(194)	(165)	(144)	(131)	(835)	190	(1,163)	(1,808)
FFO	379	592	326	215	(228)	1,284
Depreciation and amortization expense						(846)	234	(1,289)	(1,901)
Deferred taxes						33	(22)	71	82
Mark-to-market and other						(277)	171	24	(82)
Share of earnings from associates						—	99	12	111
Net income attributable to non-controlling interest						—	—	(584)	(584)
Net income attributable to partnership(3)						$194	$—	$—	$194

	Total attributable to Brookfield Infrastructure
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2024 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$1,317	$1,264	$850	$422	$—	$3,853	$(985)	$7,457	$10,325
Costs attributed to revenues(2)	(694)	(438)	(367)	(153)	—	(1,652)	291	(4,609)	(5,970)
General and administrative expenses	—	—	—	—	(189)	(189)	—	—	(189)
Other (expense) income	(67)	(14)	(5)	7	94	15	33	(177)	(129)
Interest expense	(186)	(191)	(165)	(130)	(132)	(804)	191	(1,007)	(1,620)
FFO	370	621	313	146	(227)	1,223
Depreciation and amortization expense						(840)	224	(1,202)	(1,818)
Deferred taxes						21	(4)	184	201
Mark-to-market and other						(226)	114	174	62
Share of earnings from associates						—	136	—	136
Net income attributable to non-controlling interest						—	—	(820)	(820)
Net income attributable to partnership(3)						$178	$—	$—	$178
1.The above tables reconcile Brookfield Infrastructure’s share of results to our partnership’s unaudited interim condensed and consolidated statements of operating results on a line by line basis by aggregating the components comprising the earnings from our partnership’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests.
2.Costs attributed to revenues exclude depreciation and amortization expense. Refer to Note 15, Direct Operating Costs, for further details.
3.Includes net income attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchange LP Units, non-controlling interests - BIPC exchangeable LP units and non-controlling interests - BIPC exchangeable shares and class A.2 exchangeable shares.
The following is an analysis of Brookfield Infrastructure’s assets by reportable operating segment:

	Total Attributable to Brookfield Infrastructure
AS OF JUNE 30, 2025 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
Total assets	$9,503	$11,377	$8,818	$11,754	$(2,914)	$38,538	$(8,843)	$69,451	$9,545	$108,691

	Total Attributable to Brookfield Infrastructure
AS OF DECEMBER 31, 2024 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
Total assets	$8,911	$11,720	$9,658	$9,358	$(2,731)	$36,916	$(7,534)	$66,461	$8,747	$104,590
1.The above table provides each segment’s assets in the format that management organizes its reporting segments to make operating decisions and assess performance. Each segment is presented based on our partnership’s share of total assets, taking into account Brookfield Infrastructure’s ownership in operations using consolidation and the equity method whereby our partnership either controls or exercises significant influence over the investment, respectively. The above table reconciles Brookfield Infrastructure’s share of total assets to total assets presented on our partnership’s Consolidated Statements of Financial Position by removing net liabilities contained within investments in associates and joint ventures and reflecting the assets attributable to non-controlling interests, and adjusting for working capital assets which are netted against working capital liabilities.
The following table represents the carrying value of our partnership’s investments in associates and joint ventures:

	As of
US$ MILLIONS	June 30, 2025	December 31, 2024
Utilities	$199	$312
Transport	2,780	2,162
Midstream	—	707
Data	2,382	2,326
Corporate	8	165
Ending Balance	$5,369	$5,672